Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

NOTE 3 – PLANT AND EQUIPMENT

Plant and equipment as of September 30, 2022 and December 31, 2021 are summarized below:

	September 30, 2022	December 31, 2021
Motor vehicle	$357,927	$400,732
Office equipment	9,041	-
	366,968	400,732
Less: Accumulated depreciation	(164,537)	(119,284)
Plant and equipment, net	$202,431	$281,448

Depreciation expenses, classified as operating expenses, were $20,194 and $20,743 for the three months ended September 30, 2022 and 2021, respectively; and $62,516 and $62,222 for the nine months ended September 30, 2022 and 2021, respectively.

NOTE 4 – PLANT AND EQUIPMENT

Plant and equipment as of December 31, 2021 and December 31, 2020 are summarized below:

	2021	2020
Motor vehicle	$400,732	$389,443
Less: Accumulated depreciation	(119,284)	(33,834)
Plant and equipment, net	$281,448	$355,609

Depreciation expenses, classified as operating expenses, were $83,212 and $32,059 for the years ended December 31, 2021 and 2020, respectively.